Share Capital, Common Stock (Details) - USD ($)			1 Months Ended					12 Months Ended
	Jan. 01, 2010	Jul. 01, 2008	Feb. 28, 2019	Feb. 05, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Class of Stock [Line Items]
Treasury shares (in shares)					458,088			458,088	113,076
Ordinary shares issued (in shares)						1,441,048
Private Placement | Common Stock
Class of Stock [Line Items]
Stock issued (in shares)							2,727,272
December 2016 public offering
Class of Stock [Line Items]
Gross proceeds							$ 17,204,000			$ 17,204,000
Underwriting discount							710,000			$ 710,000
Offering expenses							$ 379,000
December 2016 public offering | Common Stock
Class of Stock [Line Items]
Stock issued (in shares)							15,640,000
Share price (in USD per share)							$ 1.1			$ 1.1
Audit Committee Chairman
Class of Stock [Line Items]
Share based compensation value of transaction		$ 15,000
Share-based payment (in shares)								18,996	31,286	62,717
Independent directors
Class of Stock [Line Items]
Share based compensation value of transaction	$ 7,500
Share-based payment (in shares)								18,996	31,286	62,717
2016 Share Repurchase Program
Class of Stock [Line Items]
Treasury shares (in shares)					113,076			113,076
2016 Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased											2,000,000
2018 Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased					3,000,000			3,000,000
Share repurchased (in shares)					345,012
2018 Share Repurchase Program | Subsequent Event | Common Stock
Class of Stock [Line Items]
Share repurchased (in shares)				1,332,182
Repurchased shares canceled (in shares)			1,790,270
Hull No. S 1772
Class of Stock [Line Items]
Installment payment						$ 3,300,000